(Loss) / earnings per share - Schedule of Basic and Diluted (Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net loss attributable to equity holders of the parent - basic	$ (48,490)	$ (190,071)	$ (158,240)
Convertible notes interest expense	0	0	0
Convertible notes deferred financing amortization	0	0	0
Net loss attributable to equity holders of the parent - diluted	$ (48,490)	$ (190,071)	$ (158,240)
Basic weighted average number of shares (in shares)	49,857,998	34,824,311	21,533,340
Effect of dilutive potential basic shares:
Restricted stock (in shares)	0	0	0
Convertible notes (in shares)	0	0	0
Dilutive shares (in shares)	0	0	0
Diluted weighted average number of shares (in shares)	49,857,998	34,824,311	21,533,340
Loss Per Share:
Basic (in USD per share)	$ (0.97)	$ (5.46)	$ (7.35)
Diluted (in USD per share)	$ (0.97)	$ (5.46)	$ (7.35)